6. License Agreement (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets
License	$ 100,000	$ 100,000	$ 100,000
Less: accumulated amortization	45,585	41,175	35,293
License, Net	$ 54,415	$ 58,825	$ 64,707